Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

13.	Related Party Transactions

The following is a description of transactions since January 1, 2015 as to which the amount involved exceeds the lesser of $120,000 or one percent (1%) of the average of our total assets at year-end for the last two completed fiscal years and in which any related person has or will have a direct or indirect material interest, other than equity and other compensation, termination and other arrangements.

On April 4, 2016, Steven Earles, our former chief executive officer, purchased 185 units in an offering of units consisting of shares of our series A convertible preferred stock and warrants to purchase common stock (our “Series A Preferred Stock and Warrant Unit Offering”) in consideration of $185,000 in accrued and unpaid salary. Each unit consisted of one share of series A convertible preferred stock and one warrant to purchase 223 shares of common stock at an exercise price of $6.00 per share. Steven Shum, our chief financial officer, purchased 97 units in the Series A Preferred Stock and Warrant Unit Offering in consideration of $97,000 in accrued and unpaid salary. Martin Kunkel, our former chief marketing officer, director and secretary, purchased 58 Units in the Series A Preferred Stock and Warrant Unit Offering in consideration of $58,000 in accrued and unpaid salary. Carrie Earles, our chief branding officer and wife of Steven Earles, purchased 83 units in the Series A Preferred Stock and Warrant Unit Offering in consideration of $83,000 in accrued and unpaid salary. These issuances were unanimously approved by our Board of Directors, including all disinterested directors. Effective November 4, 2016, we entered into an agreement with Mr. Earles, the Company’s former chief executive officer, pursuant to which Mr. Earles agreed to convert 185 shares of the Company’s series A convertible preferred stock into 41,111 shares of the Company’s common stock and to cancel his warrant to purchase 41,107 shares of the Company’s common stock.

On June 9, 2016, pursuant to a subscription agreement executed by the Grover T. Wickersham Employees’ Profit Sharing Plan (“PSP”) for which Mr. Wickersham serves as trustee, the PSP purchased in a private placement an aggregate of 83,334 units, each unit consisting of one share of common stock and one common stock purchase warrant (collectively with the common stock, the “Common Stock Units”) at a purchase price of $3.00 per Common Stock Unit, for a total purchase price of $250,000.

On June 22, 2016, pursuant to a subscription agreement executed by Grover T. Wickersham, Mr. Wickersham directly purchased in a private placement an aggregate of 38,334 Common Stock Units at a purchase price of $3.00 per Common Stock Unit for a total purchase price of $115,000. On December 30, Mr. Wickersham assigned 24,680 of his warrants to a related and un-related party. He also voluntarily canceled 8,334 additional warrants.

On June 22, 2016, pursuant to a subscription agreement executed by an education trust established for the benefit of an unrelated minor for which Mr. Wickersham serves as trustee (“Education Trust”), the Education Trust purchased in a private placement 16,667 Common Stock Units at a purchase price of $3.00 per Common Stock Unit, for a total purchase price of $50,000.

On June 22, 2016, pursuant to a subscription agreement executed by the Lindsay Anne Wickersham 1999 Irrevocable Trust for which Mr. Wickersham serves as trustee (the “Irrevocable Trust”), the Irrevocable Trust purchased in a private placement 66,667 Common Stock Units at a purchase price of $3.00 per Common Stock Unit, for a total purchase price of $200,000.

On June 22, 2016, pursuant to a subscription agreement, Michael Fleming, a current director, directly purchased in a private placement an aggregate of 8,334 Common Stock Units at a purchase price of $3.00 per Common Stock Unit, each Common Stock Unit consisting of one share of common stock and a warrant to purchase one share of common stock at an exercise price of $6.00 per share, for a total purchase price of $25,000.

On June 30, 2016, the PSP purchased from us a promissory note bearing interest at the rate of 8% per annum (a “Promissory Note”) for aggregate consideration of $50,000, along with a warrant to acquire 8,334 shares of common stock at a price of $6.00 per share. On July 7, 2016, the PSP purchased an additional Promissory Note for aggregate consideration of $120,000, along with a warrant to acquire 20,000 shares of common stock at an exercise price of $6.00 per share. On December 30, 2016, the PSP exercised 43,590 warrants at a price of $3.90 per share.

On June 30, 2016, the Grover T. and Jill Z. Wickersham 2000 Charitable Remainder Trust (the “Wickersham Trust”) purchased an additional Promissory Note for aggregate consideration of $50,000, along with a warrant to acquire 8,334 shares of common stock at an exercise price of $6.00 per share. On November 21, 2016, the Wickersham Trust purchased an additional Promissory Note for aggregate consideration of $75,000, along with a warrant to acquire 12,500 shares of common stock at an exercise price of $6.00 per share. On December 31, 2016, the Wickersham Trust exercised its 20,834 warrants along with an additional 11,218 warrants assigned from Mr. Wickersham all at a price of $3.90 in exchange for eliminating the outstanding note principal.

During the six months ended June 30, 2016, the Company’s chief executive officer paid expenses on behalf of the Company on his personal credit card. These related party advances do not bear interest and are payable on demand. At June 30, 2016, the balance due to the chief executive officer was approximately $8,000. The Company also has a note payable due its chief executive officer in the amount of $12,500 at June 30, 2016, that was repaid during fiscal year 2016.

On September 19, 2016, an entity for which Lawrence Hirson, a former director, serves as manager purchased $150,000 of promissory notes and received 3-year warrants to purchase 25,000 shares of our common stock at an exercise price of $6.00 per share.

On June 2, 2017, Mr. Wickersham purchased 15,189 units at $3.90 per unit, with each unit consisting of one share of common stock and one three-year common stock purchase warrant exercisable at $7.50 per share (subject to adjustment), for total proceeds of $59,237 in cash.

We believe that the foregoing transactions were in our best interests. Consistent with Section 78.140 of the Nevada Revised Statutes, it is our current policy that all transactions between us and our officers, directors and their affiliates will be entered into only if such transactions are approved by a majority of the disinterested directors, are approved by vote of the stockholders, or are fair to us as a corporation as of the time it is authorized, approved or ratified by the board. We will continue to conduct an appropriate review of all related party transactions and potential conflicts of interest on an ongoing basis.

13.	Related Party Transactions

During the years ended December 31, 2016 and 2015, the Company’s chief executive officer paid expenses on behalf of the Company on his personal credit card. These related party advances do not bear interest and are payable on demand. At December 31, 2016 and 2015, the balance due to the chief executive officer was approximately $0 and $27,075, respectively, and is included in accounts payable on the accompanying consolidated balance sheets. The Company also has a note payable due its chief executive officer in the amount of $12,500 at December 31, 2015, that was repaid during fiscal year 2016.

On April 4, 2016, the following officers purchased an aggregate of 423 Units, with each Unit consisting of 1 share of our Series A Preferred and a 3-year warrant to purchase 223 shares of the Company’s common stock at an exercise price of $6.00 per share: (i) the Company’s president and chief executive officer, purchased 185 Units in consideration of $185,000 in accrued and unpaid salary; (ii) the Company’s chief financial officer purchased 97 Units in consideration of $97,000 in accrued and unpaid salary; (iii) the Company’s chief marketing officer and secretary purchased 58 Units in consideration of $58,000 in accrued and unpaid salary and (iv) the Company’s chief branding officer and wife of the Company’s chief executive officer purchased 83 Units in consideration of $83,000 in accrued and unpaid salary. On November 4, 2016, the Company entered into separate agreements with Steven Earles, Steven Shum, Carrie Earles and Martin Kunkel pursuant to which each of such individuals agreed to convert an aggregate of 423 shares of Series A Convertible Preferred Stock at the Conversion Price into an aggregate of 94,000 shares of Common Stock.

Between June 2016 and December 2016, pursuant to subscription agreements, the following securities were purchased by Mr. Wickersham, our Chairman and Chief Executive Officer, or by entities he controls or with whom he has a material relationship:

●	Mr. Wickersham, in his capacity as trustee of The Grover T. Wickersham Employees’ Profit Sharing Plan (“PSP”), purchased in a private placement an aggregate of 83,334 units, each unit consisting of one share of common stock and one common stock purchase warrant (collectively with the Common Stock, the “Common Stock Units”) at a purchase price of $3.00 per Common Stock Unit, for a total purchase price of $250,000. The exercise price of the warrants was temporarily reduced to $3.90 in December 2016, at which time 43,590 warrants were exercised.

●	Mr. Wickersham directly purchased in a private placement an aggregate of 33,334 Common Stock Units at a purchase price of $3.00 per Common Stock Unit for a total purchase price of $100,000. In December 2016, Mr. Wickersham transferred and/or voluntarily cancelled 11,218 of his warrants.

●	Mr. Wickersham, in his capacity as trustee of an education trust established for the benefit of an unrelated minor (“Education Trust”) purchased in a private placement 16,667 Common Stock Units at a purchase price of $3.00 per Unit, for a total purchase price of $50,000. The exercise price of the warrants was temporarily reduced to $3.90 in December 2016, at which time 8,334 of the warrants were exercised.

●	Mr. Wickersham, in his capacity as trustee of the Lindsay Anne Wickersham 1999 Irrevocable Trust (the “Irrevocable Trust”) purchased in a private placement 66,667 Common Stock Units at a purchase price of $3.00 per Common Stock Unit, for a total purchase price of $200,000.

●	In June 2016, the PSP purchased from us a promissory note bearing interest at the rate of 8% per annum (a “Promissory Note”) for aggregate consideration of $50,000, along with a warrant to acquire 8,334 shares of common stock at a price of $6.00 per share. In July 2016, the PSP purchased an additional Promissory Note for aggregate consideration of $120,000, along with a warrant to acquire 20,000 shares of common stock at an exercise price of $6.00 per share.

●	In June 2016, the Grover T. and Jill Z. Wickersham 2000 Charitable Remainder Trust (the “CRUT”) purchased a Promissory Note for aggregate consideration of $50,000, along with a warrant to acquire 8,334 shares of common stock at an exercise price of $6.00 per share. In November 2016, the CRUT purchased an additional Promissory Note for aggregate consideration of $75,000, along with a warrant to acquire 12,500 shares of common stock at an exercise price of $6.00 per share. The exercise price of the warrants was temporarily reduced to $3.90 in December 2016, at which time the warrants were exercised.

In June 2016, pursuant to a Subscription Agreement, Michael M. Fleming, one of our directors, purchased in a private placement an aggregate of 8,334 Units at a purchase price of $3.00 per Unit, each Unit consisting of one share of Common Stock and a warrant to purchase one share of Common Stock at an exercise price of $6.00 per share, for a total purchase price of $25,000.

On September 19, 2016, an entity for which Lawrence Hirson, a former director, serves as manager purchased $150,000 of promissory notes and received 3-year warrants to purchase 25,000 shares of our common stock at an exercise price of $6.00 per share.